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                                  ROPES & GRAY
                            ONE INTERNATIONAL PLACE
                          BOSTON, MASSACHUSETTS 02110
                  WRITER'S DIRECT DIAL NUMBER: (617) 951-7839
               WRITER'S E-MAIL ADDRESS: KOUELLETTE@ROPESGRAY.COM

                                   November 6, 2002

VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-0506

     Re: Columbia Balanced Fund, Inc. (File Nos. 33-41401 and 811-6338) Columbia Common Stock Fund, Inc. (File Nos. 33-41400 and 811-6341) Columbia Daily Income Company (File Nos. 2-51727 and 811-2507) Columbia Fixed Income Securities Fund, Inc. (File Nos. 2-79750
            and 811-3581)
          Columbia Growth Fund, Inc. (File Nos. 2-25785 and 811-1449)
          Columbia High Yield Fund, Inc. (File Nos. 33-65478 and 811-7834) Columbia International Stock Fund, Inc. (File Nos. 33-48994
            and 811-7024)
          Columbia National Municipal Bond Fund, Inc. (File Nos. 33-65474
            and 811-7832)
          Columbia Oregon Municipal Bond Fund, Inc. (File Nos. 2-89785
            and 811-3983)
          Columbia Real Estate Equity Fund, Inc. (File Nos. 33-73540
            and 811-8256)
          Columbia Short Term Bond Fund, Inc. (File Nos. 33-8843 and 811-4842) Columbia Small Cap Fund, Inc. (File Nos. 333-5863 and 811-7671) Columbia Special Fund, Inc. (File Nos. 2-99207 and 811-4362) Columbia Strategic Value Fund, Inc. (File Nos. 333-47058
            and 811-10161)
          Columbia Technology Fund, Inc. (File Nos. 333-47048 and 811-10159) (collectively, the "Funds")
          ---------------------------

Ladies and Gentlemen:

     I hereby certify on behalf of the Funds pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), that the forms of Prospectuses that would have been filed by the Funds pursuant to Rule 497(c) under the Securities Act would not have differed from those contained in the Funds' most recent Post-Effective Amendments to their Registration Statements on Form N-1A, which were filed by electronic transmission on October 28, 2002.

     The definitive form of the Statement of Additional Information for the Funds is being filed separately pursuant to Rule 497(c) under the Securities Act.

     Please direct any questions you may have with respect to this filing to me at the number indicated above.

                                   Very truly yours,

                                   /s/ Kevin J. Ouellette

                                   Kevin J. Ouellette